Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable Additional Disclosures [Abstract]
Accounts Receivable
ACCOUNTS RECEIVABLE
The Company's accounts receivable at December 31, 2012 and 2011 is comprised of the following (in thousands):

	2012	2011
Simulcast and ADW receivables	$18,210	$11,671
Trade receivables	19,294	18,826
PSL and hospitality receivables	8,335	8,291
Other receivables	3,198	13,393
	49,037	52,181
Allowance for doubtful accounts	(1,885)	(2,408)
	$47,152	$49,773

During the year ended December 31, 2012, the Company received insurance proceeds of $7.8 million related to natural disasters at Harlow's which were included in other receivables at December 31, 2011. See Note 4 for a discussion of natural disasters.
During each of the years ended December 31, 2012 and 2011, the Company recognized $0.9 million of bad debt expense in its Online Business segment associated with customer wagering on TwinSpires.com.